Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 20,581,170	$ 3,180,376	¥ 18,016,085	¥ 16,263,248
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,518,030	3,170,619	17,935,600	16,166,390
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	63,140	9,757	80,485	96,858
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,504,288	3,168,496	17,913,615	16,119,896
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	76,882	11,880	102,470	143,352
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,725,312	1,039,252	6,189,934	4,934,435
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,626,629	1,024,003	5,583,982	5,537,164
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,356,168	364,095	2,429,248	2,481,554
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,809,921	743,269	3,732,436	3,213,237
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	63,140	$ 9,757	80,485	96,858
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,557,660		17,980,304	16,210,467
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,518,030		17,935,600	16,166,390
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	39,630		44,704	44,077
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,504,288		17,913,615	16,119,896
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	53,372		66,689	90,571
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,725,312		6,189,934	4,934,435
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,626,629		5,583,982	5,537,164
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,356,168		2,429,248	2,481,554
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,809,921		3,732,436	3,213,237
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	39,630		44,704	44,077
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	23,510		35,781	52,781
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	23,510		35,781	52,781
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	23,510		35,781	52,781
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 23,510		¥ 35,781	¥ 52,781